INVESTMENTS IN SUBSIDIARIES - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 15,687	$ 15,985
BPO
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,686	$ 2,284
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,758	$ 4,808
Subsidiaries with material non-controlling interests | BPO | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	1.00%
Subsidiaries with material non-controlling interests | BPO | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	100.00%
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,537	$ 1,787
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 998	$ 773
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	75.00%	75.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 961	$ 791
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	71.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 889	$ 973
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 627	$ 484
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 550	$ 675
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 425	$ 554
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	50.00%	50.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 423	$ 541
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	67.00%	67.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 323	$ 403
Subsidiaries with material non-controlling interests | Other
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,196	$ 4,196
Subsidiaries with material non-controlling interests | Other | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	33.00%	18.00%
Subsidiaries with material non-controlling interests | Other | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	76.00%	76.00%